Business Segments (Tables)	12 Months Ended
Dec. 31, 2015
Business Segments
Business Segment Information

Business Segment Products

Business Segment	Major Products
Industrial

Tapes, coated, nonwoven and bonded abrasives, adhesives, advanced ceramics, sealants, specialty materials, filtration products, closure systems for personal hygiene products, acoustic systems products, automotive components, abrasion-resistant films, structural adhesives and paint finishing and detailing products

Safety and Graphics

Personal protection products, traffic safety and security products, commercial graphics systems, commercial cleaning and protection products, floor matting, roofing granules for asphalt shingles, and fall protection products

Health Care	Medical and surgical supplies, skin health and infection prevention products, drug delivery systems, dental and orthodontic products, health information systems and food safety products

Electronics and Energy

Optical films solutions for electronic displays, packaging and interconnection devices, insulating and splicing solutions for the electronics, telecommunications and electrical industries, touch screens and touch monitors, renewable energy component solutions, and infrastructure protection products

Consumer

Sponges, scouring pads, high-performance cloths, consumer and office tapes, repositionable notes, indexing systems, construction and home improvement products, home care products, protective material products, and consumer and office tapes and adhesives

Business Segment Information

	Net Sales			Operating Income
(Millions)	2015	2014	2013	2015	2014	2013
Industrial	$10,295	$10,985	$10,653	$2,256	$2,381	$2,301
Safety and Graphics	5,515	5,732	5,584	1,305	1,296	1,227
Health Care	5,420	5,572	5,334	1,724	1,724	1,672
Electronics and Energy	5,253	5,608	5,397	1,109	1,122	961
Consumer	4,422	4,523	4,435	1,046	995	945
Corporate and Unallocated	1	5	8	(355)	(250)	(322)
Elimination of Dual Credit	(632)	(604)	(540)	(139)	(133)	(118)
Total Company	$30,274	$31,821	$30,871	$6,946	$7,135	$6,666

	Assets			Depreciation & Amortization			Capital Expenditures
(Millions)	2015	2014	2013	2015	2014	2013	2015	2014	2013
Industrial	$9,230	$8,536	$8,860	$374	$383	$373	$317	$395	$511
Safety and Graphics	7,564	4,939	5,122	245	234	255	199	221	207
Health Care	4,403	4,344	4,329	179	181	171	168	169	120
Electronics and Energy	4,788	5,088	5,309	291	271	260	211	232	261
Consumer	2,393	2,434	2,516	108	108	106	124	111	128
Corporate and Unallocated	4,340	5,868	7,168	238	231	206	442	365	438
Total Company	$32,718	$31,209	$33,304	$1,435	$1,408	$1,371	$1,461	$1,493	$1,665